Property, plant and equipment, net and allowance on guarantee (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Impairment Charges	$ 445	$ 385
Continuing Operations [Member]
Depreciation	2,167	1,074	$ 2
Asset Impairment Charges	100	400	0
Discontinued Operations [Member]
Depreciation	0	0	0
Asset Impairment Charges	$ 0	$ 0	$ 0